UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22786

Investment Company Act File Number

Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Bond Portfolio

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 19.9%

Security	Principal Amount* (000’s omitted)		Value
Banks — 1.7%
Citigroup, Inc., 5.13%, 11/12/19	NZD	9,740	$7,297,730
Citigroup, Inc., 6.25%, 6/29/17	NZD	9,395	7,145,513
JPMorgan Chase & Co., 4.25%, 11/2/18	NZD	4,740	3,486,766
Morgan Stanley, 7.60%, 8/8/17	NZD	18,000	14,057,597

			$31,987,606

Commercial Services — 2.5%
ServiceMaster Co., LLC (The), 7.25%, 3/1/38		1,670	$1,544,750
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		9,080	8,898,400
Western Union Co. (The), 6.20%, 11/17/36		35,198	37,332,935

			$47,776,085

Computers — 1.6%
Dell, Inc., 5.40%, 9/10/40		14,098	$13,111,140
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)		32,090	17,809,950

			$30,921,090

Diversified Financial Services — 0.5%
Navient Corp., 5.625%, 8/1/33		3,914	$3,160,555
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(2)		6,860	6,242,600

			$9,403,155

Foods — 0.1%
Safeway, Inc., 7.25%, 2/1/31		2,365	$2,274,525

			$2,274,525

Home Builders — 1.2%
MDC Holdings, Inc., 6.00%, 1/15/43		27,198	$22,438,350

			$22,438,350

Insurance — 0.5%
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 10/29/49(2)		11,407	$10,294,817

			$10,294,817

Iron & Steel — 1.1%
Cliffs Natural Resources, Inc., 6.25%, 10/1/40		32,826	$21,501,030

			$21,501,030

Mining — 1.5%
Southern Copper Corp., 5.25%, 11/8/42		32,919	$29,791,695

			$29,791,695

Miscellaneous Manufacturing — 0.9%
Trinity Industries, Inc., 4.55%, 10/1/24		16,465	$16,392,900

			$16,392,900

Oil & Gas — 3.1%
Apache Corp., 4.25%, 1/15/44		10,710	$10,155,822
Continental Resources, Inc., 3.80%, 6/1/24		7,288	6,613,722
Noble Energy, Inc., 5.05%, 11/15/44		14,046	14,397,304
Rowan Cos., Inc., 5.40%, 12/1/42		32,694	28,169,183

			$59,336,031

Security	Principal Amount* (000’s omitted)		Value
Pipelines — 0.9%
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23		9,522	$9,569,610
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24		1,000	1,011,250
Sabine Pass Liquefaction, LLC, 6.25%, 3/15/22		7,195	7,482,800

			$18,063,660

Retail — 2.1%
JC Penney Corp., Inc., 6.375%, 10/15/36		49,580	$35,077,850
JC Penney Corp., Inc., 7.40%, 4/1/37		1,942	1,451,645
rue21, Inc., 9.00%, 10/15/21(1)		5,260	4,155,400

			$40,684,895

Telecommunications — 2.2%
Avaya, Inc., 10.50%, 3/1/21(1)		32,990	$27,216,750
Sprint Capital Corp., 6.875%, 11/15/28		15,450	14,271,937

			$41,488,687

Total Corporate Bonds & Notes (identified cost $403,610,647)			$382,354,526

Foreign Corporate Bonds — 12.9%

Security	Principal Amount* (000’s omitted)		Value
Banks — 0.7%
ANZ Bank New Zealand, Ltd., 5.43%, 2/27/19	NZD	5,000	$3,805,821
Landwirtschaftliche Rentenbank, 4.75%, 3/12/19	NZD	11,216	8,473,463

			$12,279,284

Engineering & Construction — 1.0%
Empresas ICA SAB de CV, 8.875%, 5/29/24(1)		19,700	$13,863,875
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/1/22(1)		9,307	6,628,579

			$20,492,454

Mining — 2.3%
Barrick Gold Corp., 5.25%, 4/1/42		13,558	$13,519,821
Barrick International Barbados Corp., 6.35%, 10/15/36(1)		500	540,180
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)		21,320	20,139,512
Newcrest Finance Pty, Ltd., 5.75%, 11/15/41(1)		11,060	10,164,372

			$44,363,885

Miscellaneous Manufacturing — 0.4%
Bombardier, Inc., 7.45%, 5/1/34(1)		7,510	$7,096,950

			$7,096,950

Oil & Gas — 3.8%
Ecopetrol SA, 5.875%, 5/28/45		15,415	$14,875,475
Ensco PLC, 5.75%, 10/1/44		13,532	13,904,116
Pacific Drilling SA, 5.375%, 6/1/20(1)		11,255	8,525,663
Pacific Rubiales Energy Corp., 5.625%, 1/19/25(1)		22,400	12,824,000
Petrobras Global Finance BV, 5.625%, 5/20/43		29,800	23,393,000

			$73,522,254

Telecommunications — 4.7%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	60,720	$4,058,127
Axtel SAB de CV, 8.00% to 1/31/15, 1/31/20(1)(3)		16,500	15,840,000
Oi SA, 5.75%, 2/10/22(1)		5,200	4,569,500
OTE PLC, 3.50%, 7/9/20(4)	EUR	9,500	9,554,147
Telecom Italia Capital SA, 6.00%, 9/30/34		28,107	29,020,478
Telecom Italia Capital SA, 7.20%, 7/18/36		900	1,005,750

Security	Principal Amount* (000’s omitted)		Value
Telemar Norte Leste SA, 5.50%, 10/23/20(1)		28,760	$25,955,900

			$90,003,902

Total Foreign Corporate Bonds (identified cost $262,575,875)			$247,758,729

Foreign Government Bonds — 18.5%

Security	Principal Amount (000’s omitted)		Value
Brazil — 2.4%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/21	BRL	105,940	$36,382,638
Federative Republic of Brazil, 12.50%, 1/5/16	BRL	24,540	9,227,936

			$45,610,574

Canada — 5.5%
Canada Housing Trust, 2.95%, 3/15/15(1)	CAD	46,470	$36,667,306
Canadian Government Bond, 2.00%, 6/1/16	CAD	24,710	19,843,256
Canadian Government Bond, 2.75%, 9/1/16	CAD	24,850	20,267,016
Canadian Government Bond, 4.00%, 6/1/16	CAD	33,910	27,937,389

			$104,714,967

Mexico — 3.4%
Mexican Bonos, 7.75%, 5/29/31	MXN	613,536	$49,960,114
Mexican Bonos, 7.75%, 11/13/42	MXN	190,787	15,943,834

			$65,903,948

New Zealand — 0.1%
New Zealand Government Bond, 6.00%, 12/15/17(4)	NZD	2,080	$1,631,598

			$1,631,598

Norway — 0.3%
Kommunalbanken AS, 5.00%, 3/28/19	NZD	8,300	$6,298,116

			$6,298,116

Supranational — 6.8%
European Bank for Reconstruction & Development, 6.00%, 3/3/16	INR	941,100	$15,285,373
European Bank for Reconstruction & Development, 7.375%, 4/15/19	IDR	110,950,000	8,824,324
European Investment Bank, 7.20%, 7/9/19(1)	IDR	115,220,000	9,077,526
Inter-American Development Bank, 6.10%, 9/2/16	INR	1,243,200	20,214,571
Inter-American Development Bank, 7.20%, 11/14/17	IDR	480,520,000	37,607,826
International Finance Corp., 6.30%, 11/25/24	INR	770,560	12,926,646
International Finance Corp., 7.80%, 6/3/19	INR	621,370	11,071,893
International Finance Corp., 8.25%, 6/10/21	INR	870,650	16,359,954

			$131,368,113

Total Foreign Government Bonds (identified cost $374,523,505)			$355,527,316

Convertible Bonds — 11.1%

Security	Principal Amount (000’s omitted)		Value
Health Care – Products — 0.7%
Hologic, Inc., 0.00%, 12/15/43		$12,620	$14,331,587

			$14,331,587

Home Builders — 7.8%
KB Home, 1.375%, 2/1/19		$48,855	$45,679,425
Lennar Corp., 3.25%, 11/15/21(1)		13,290	25,716,150
Ryland Group, Inc. (The), 0.25%, 6/1/19		50,241	46,410,124

Security	Principal Amount (000’s omitted)	Value
Standard Pacific Corp., 1.25%, 8/1/32	$28,240	$31,099,300

		$148,904,999

Machinery – Diversified — 1.3%
Chart Industries, Inc., 2.00%, 8/1/18	$26,355	$24,691,341

		$24,691,341

Oil & Gas — 0.5%
American Energy - Permian Basin, LLC, 8.00% to 5/1/15, 5/1/22(1)(3)(5)	$9,735	$8,274,750
American Energy - Utica, LLC, 3.50%, 3/1/21(1)(5)	1,200	792,264

		$9,067,014

Semiconductors — 0.3%
Novellus Systems, Inc., 2.625%, 5/15/41	$2,800	$6,196,750

		$6,196,750

Telecommunications — 0.5%
Ciena Corp., 3.75%, 10/15/18(1)	$7,745	$9,274,637

		$9,274,637

Total Convertible Bonds (identified cost $220,676,812)		$212,466,328

Asset-Backed Securities — 2.2%

Security	Principal Amount (000’s omitted)	Value
ARP, Series 2014-SFR1, Class D, 3.168%, 9/17/31(1)(6)	$5,000	$5,046,900
CAH, Series 2014-2A, Class D, 2.518%, 7/17/31(1)(6)	7,250	7,179,400
Invitation Homes Trust, Series 2013-SFR1, Class D, 2.40%, 12/17/30(1)(6)	2,000	1,972,265
Invitation Homes Trust, Series 2014-SFR1, Class D, 2.768%, 6/17/31(1)(6)	8,000	8,011,360
PROG, Series 2014-SFR1, Class D, 2.918%, 10/17/31(1)(6)	5,000	5,023,308
SCFT, Series 2014-AA, Class B, 4.61%, 10/25/27(1)	15,370	15,849,436

Total Asset-Backed Securities (identified cost $42,558,681)		$43,082,669

Commercial Mortgage-Backed Securities — 3.2%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class C, 4.70%, 11/15/25(1)	$815	$819,030
A10 Securitization, LLC, Series 2013-1, Class D, 6.41%, 11/15/25(1)	339	340,852
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(1)	1,000	1,168,001
COMM, Series 2014-CR17, Class D, 4.80%, 5/10/47(1)(7)	3,000	3,001,296
COMM, Series 2014-CR18, Class D, 4.74%, 7/15/47(1)(7)	1,750	1,696,544
COMM, Series 2014-CR20, Class D, 3.222%, 11/10/47(1)	2,400	2,033,462
COMM, Series 2014-CR21, Class D, 3.919%, 12/10/47(1)(7)	9,500	8,565,119
COMM, Series 2014-LC17, Class D, 3.687%, 10/10/47(1)	11,535	10,214,312
ESA, Series 2013-ESH7, Class D7, 5.053%, 12/5/31(1)(7)	1,250	1,313,038
HILT, Series 2013-HLT, Class EFX, 5.222%, 11/5/30(1)(7)	4,850	5,001,022
JPMBB, Series 2014-C19, Class D, 4.678%, 4/15/47(1)(7)	7,000	6,731,676
JPMBB, Series 2014-C21, Class D, 4.661%, 8/15/47(7)	3,250	3,148,384
JPMBB, Series 2014-C23, Class D, 3.961%, 9/15/47(1)(7)	1,350	1,243,616
JPMBB, Series 2014-C25, Class D, 3.95%, 11/15/47(1)(7)	5,000	4,548,310
MSBAM, Series 2014-C16, Class D, 4.758%, 6/15/47(1)(7)	3,598	3,518,146
WFRBS, Series 2014-LC14, Class D, 4.586%, 3/15/47(1)(7)	8,000	7,665,464

Total Commercial Mortgage-Backed Securities (identified cost $58,207,267)		$61,008,272

Tax-Exempt Investments — 0.3%

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/42	$10,860	$1,907,559
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	9,275	1,529,355
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	7,500	1,160,850
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,165	314,574

Total Tax-Exempt Investments (identified cost $4,783,733)		$4,912,338

Senior Floating-Rate Interests — 0.2%(8)

Borrower/ Tranche Description	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.2%
AlixPartners, LLP, Term Loan - Second Lien, 9.00%, 7/10/21	$2,400	$2,428,001
Education Management, LLC, Term Loan, 5.50%, 7/2/20	233	225,342
Education Management, LLC, Term Loan, 8.50%, 7/2/20	388	354,468
MCS AMS Sub-Holdings, LLC, Term Loan, 7.00%, 10/15/19	1,205	1,066,415

		$4,074,226

Retail — 0.0%(9)
rue21, Inc., Term Loan, 5.625%, 10/9/20	$395	$349,328

		$349,328

Total Senior Floating-Rate Interests (identified cost $4,502,816)		$4,423,554

Common Stocks — 19.1%

Security	Shares	Value
Automotive & Parts — 0.4%
Goodyear Tire & Rubber Co. (The)	343,754	$8,332,597

		$8,332,597

Banks — 2.3%
Bank of America Corp.	1,247,144	$18,894,232
Regions Financial Corp.	2,859,883	24,880,982

		$43,775,214

Beverages — 1.8%
Constellation Brands, Inc., Class A(10)	310,190	$34,260,485

		$34,260,485

Chemicals — 1.8%
LyondellBasell Industries NV, Class A	251,676	$19,905,055
PPG Industries, Inc.	64,107	14,288,168

		$34,193,223

Health Care – Services — 1.3%
Amsurg Corp.(10)	182,523	$10,071,619
Humana, Inc.	103,087	15,096,060

		$25,167,679

Machinery – Construction & Mining — 1.3%
Caterpillar, Inc.	303,184	$24,245,624

		$24,245,624

Media — 0.9%
Walt Disney Co. (The)	200,838	$18,268,224

		$18,268,224

Security	Shares	Value
Mining — 0.7%
Freeport-McMoRan, Inc.	759,544	$12,767,935

		$12,767,935

Miscellaneous Manufacturing — 2.0%
Donaldson Co., Inc.	242,855	$8,878,779
Ingersoll-Rand PLC	437,167	29,027,889

		$37,906,668

Oil & Gas — 1.0%
Occidental Petroleum Corp.	166,750	$13,340,000
Seven Generations Energy, Ltd., Class A(10)	410,454	5,278,050

		$18,618,050

Pharmaceuticals — 0.6%
Eli Lilly & Co.	174,858	$12,589,776

		$12,589,776

Pipelines — 1.0%
Kinder Morgan, Inc.	447,264	$18,360,187

		$18,360,187

Real Estate Investment Trusts (REITs) — 0.3%
American Realty Capital Properties, Inc.	678,893	$6,289,944

		$6,289,944

Semiconductors — 1.5%
Applied Materials, Inc.	78,168	$1,785,357
Intel Corp.	801,539	26,482,849

		$28,268,206

Telecommunications — 2.2%
Corning, Inc.	627,463	$14,914,796
Telefonaktiebolaget LM Ericsson ADR	2,327,632	28,234,176

		$43,148,972

Total Common Stocks (identified cost $365,840,215)		$366,192,784

Convertible Preferred Stocks — 5.5%

Security	Shares	Value
Foods — 1.5%
Post Holdings, Inc., 2.50%(1)	162,660	$15,086,715
Post Holdings, Inc., 5.25%	140,805	13,664,421

		$28,751,136

Health Care – Products — 0.7%
Alere, Inc., 3.00%	40,690	$13,214,078

		$13,214,078

Iron & Steel — 0.4%
Cliffs Natural Resources, Inc., 7.00%	1,175,442	$7,443,486

		$7,443,486

Oil & Gas — 1.8%
Chesapeake Energy Corp., 5.75%(1)	27,475	$27,869,953
SandRidge Energy, Inc., 7.00%	93,015	3,848,496
SandRidge Energy, Inc., 8.50%	80,591	3,319,342

		$35,037,791

Real Estate Investment Trusts (REITs) — 1.1%
iStar Financial, Inc., Series J, 4.50%	355,075	$20,331,594

		$20,331,594

Total Convertible Preferred Stocks (identified cost $118,019,716)		$104,778,085

Preferred Stocks — 2.2%

Security	Shares	Value
Banks — 0.1%
First Tennessee Bank, 3.75%(1)(6)	1,950	$1,404,975

		$1,404,975

Business Equipment and Services — 0.0%(9)
Education Management Corp., Series A-1(10)(11)(13)	3,103	$2,203
Education Management Corp., Series A-2(10)(11)(13)	8,798	1,584

		$3,787

Diversified Financial Services — 2.0%
SLM Corp., 1.941%(6)	591,077	$38,567,774

		$38,567,774

Insurance — 0.1%
XLIT, Ltd., 3.373%(6)	3,085	$2,537,413

		$2,537,413

Total Preferred Stocks (identified cost $44,972,924)		$42,513,949

Short-Term Investments — 5.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(12)	$108,375	$108,374,507

Total Short-Term Investments (identified cost $108,374,507)		$108,374,507

Total Investments — 100.7% (identified cost $2,008,646,698)		$1,933,393,057

Other Assets, Less Liabilities — (0.7)%		$(12,684,306)

Net Assets — 100.0%		$1,920,708,751

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

ACRE	-	Americold LLC Trust

ARP	-	American Residential Properties Trust

CAH	-	Colony American Homes

COMM	-	Commercial Mortgage Trust

ESA	-	Extended Stay America Trust

HILT	-	Hilton USA Trust

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

MSBAM	-	Morgan Stanley Bank of America Merrill Lynch Trust

NPFG	-	National Public Finance Guaranty Corp.

PROG	-	Progress Residential Trust

SCFT	-	SpringCastle Funding Trust

WFRBS	-	WF-RBS Commercial Mortgage Trust

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

EUR	-	Euro

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $416,680,064 or 21.7% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Multi-step coupon bond. Interest rate represents the rate in effect at January 31, 2015.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2015, the aggregate value of these securities is $11,185,745 or 0.6% of the Portfolio’s net assets.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(6)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2015.

(8)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(9)	Amount is less than 0.05%.

(10)	Non-income producing security.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $64,829.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

Country Concentration of Portfolio (based on country of risk)

Country	Percentage of Net Assets	Value
United States	68.0%	$1,306,192,335
Supranational	6.8	131,368,113
Canada	6.8	131,149,968
Brazil	5.5	106,157,553
Mexico	5.2	99,665,950
Australia	1.6	30,303,884
Italy	1.6	30,026,228
Sweden	1.5	28,234,176
Colombia	1.5	27,699,475
Ireland	0.7	12,832,230
Greece	0.5	9,554,147
Germany	0.4	8,473,463
Norway	0.3	6,298,116
New Zealand	0.3	5,437,419

Total Investments	100.7%	$1,933,393,057

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	78.9%	$1,514,708,527
Canadian Dollar	5.7	109,993,017
Indian Rupee	4.0	75,858,437
Mexico Peso	3.6	69,962,075
Indonesian Rupiah	2.9	55,509,676
New Zealand Dollar	2.7	52,196,604
Brazilian Real	2.4	45,610,574
Euro	0.5	9,554,147

Total Investments	100.7%	$1,933,393,057

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,013,962,198

Gross unrealized appreciation	$56,777,352
Gross unrealized depreciation	(137,346,493)

Net unrealized depreciation	$(80,569,141)

The Portfolio did not have any open financial instruments at January 31, 2015.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$382,354,526	$—	$382,354,526
Foreign Corporate Bonds	—	247,758,729	—	247,758,729
Foreign Government Bonds	—	355,527,316	—	355,527,316
Convertible Bonds	—	212,466,328	—	212,466,328
Asset-Backed Securities	—	43,082,669	—	43,082,669
Commercial Mortgage-Backed Securities	—	61,008,272	—	61,008,272
Tax-Exempt Investments	—	4,912,338	—	4,912,338
Senior Floating-Rate Interests	—	4,423,554	—	4,423,554
Common Stocks	366,192,784	—	—	366,192,784
Convertible Preferred Stocks	—	104,778,085	—	104,778,085
Preferred Stocks
Business Equipment and Services	—	—	3,787	3,787
Other	—	42,510,162	—	42,510,162
Short-Term Investments	—	108,374,507	—	108,374,507
Total Investments	$366,192,784	$1,567,196,486	$3,787	$1,933,393,057

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2015 is not presented.

At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bond Portfolio

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015